Issued Capital and Reserves - Summary of Detailed Information of Ordinary Share Capital (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Beginning balance	£ (14,971)	£ 40,256
Issued during the period	79,210	16,937
Ending balance	80,681	24,242
Beginning balance	161,785
Ending balance	240,552
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	161,785	121,684
Issued during the period	78,609	18,715
Ending balance	240,552	161,785
Beginning balance	161,785	121,684
Issued for public offering	79,001	41,408
Transaction costs for issued share capital	(234)	(1,307)
Ending balance	240,552	161,785
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,017	294
Issued during the period	617	722
Ending balance	£ 1,634	£ 1,016
Ordinary shares issued and fully paid, Beginning balance	338,953,141	97,959,622
Issued	205,557,122	240,754,340
Ordinary shares issued and fully paid, Ending balance	544,510,263	338,713,962